Notes and Capital Leases Payable (Details) (USD $)	Dec. 31, 2014	Dec. 31, 2013
Total capital leases	$ 49,000	$ 37,000
Less: current portion	19,000	8,000
Long-term capital lease obligations	30,000	29,000
October 1, 2018 [Member] | De Lage Landon [Member]
Total capital leases	17,000	20,000
November 16, 2016 [Member] | Dell Computers [Member]
Total capital leases	12,000	17,000
December 15, 2016 [Member] | Dell Computers [Member]
Total capital leases	8,000
January 3, 2017 [Member] | Dell Computers [Member]
Total capital leases	$ 12,000